Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
13
. RELATED PARTY TRANSACTIONS
On July 1, 2018, the
Co-founders
and FYXTech BVI entered into a loan agreement, pursuant to which FYXTech BVI agreed to provide loans with amount up to US$12 million to the
Co-founders.
The loan period is 24 months from the first disbursement date. For the year ended December 31, 2018, FYXTech BVI had lent US$10,260,950 to the
Co-founders.
As of December 31, 2018, the loans to the
Co-founders
was US$10,260,950. As FYXTech BVI ceased to be consolidated within the Group upon the completion of the Reorganization, the balance of loans to the
Co-founders
were not included in the Group’s consolidated balance sheet as of December 31, 2018.